CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWSS	6 Months Ended
Jun. 30, 2026 USD ($)
Operating activities:
Net loss	$ (11,783,873)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	96,344
Amortization of ROU asset	31,574
Change in fair value of ELOC derivative	251,455
Share-based compensation expense	1,459,980
Changes in operating assets and liabilities:
Accounts receivable	(95,580)
UAV deployment program advance payment	(1,845,000)
Prepaid expenses and other current assets	(557,503)
Other assets	(168,979)
Accounts payable	(18,019)
Accrued expenses and other liabilities	649,219
Deferred revenue	84,626
Advances received under combined arrangement	793,092
Operating lease liability	(34,766)
Net cash used in operating activities	(11,137,430)
Investing activities:
Purchase of property and equipment	(347,997)
Purchase of intangible assets	(97,668)
Cash used in investing activities	(445,665)
Financing activities:
Proceeds from initial public offering, net of underwriting discounts	16,015,000
Proceeds from ELOC	8,826,408
Proceeds from sale of Series A-1 convertible preferred stock	3,472,095
Payment of financing costs	(926,264)
Cash provided by (used in) financing activities	27,387,239
Effect of exchange rates on cash and cash equivalents	201,550
Net increase (decrease) in cash and cash equivalents	16,005,694
Cash and cash equivalents at the beginning of the period	9,283,566
Cash and cash equivalents at the end of the period	25,289,260
Supplemental non-cash investing and financing activities:
Conversion of Series A Preferred Stock into Common Stock	22,485,768
Common stock issued under ELOC in exchange for receivable from sale of common stock	4,625,269
Derivative asset recognized for draw priced but unsettled under the ELOC (Note 6)	$ 74,970